Goodwill, Net (Details) - CNY (¥) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jul. 18, 2025	Mar. 31, 2026	Oct. 31, 2025	Aug. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Goodwill, Net [Line Items]
Goodwill, Impairment Loss
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]					Goodwill
Acquisition of Carve Group [Member]
Goodwill, Net [Line Items]
Goodwill				¥ 120,381	¥ 120,381
Acquisition of Real Prospect [Member]
Goodwill, Net [Line Items]
Goodwill			¥ 833,416		833,416
Acquisition of Times Good [Member]
Goodwill, Net [Line Items]
Goodwill		¥ 1,064,367			¥ 1,064,367
Carve Group Ltd [Member]
Goodwill, Net [Line Items]
Issuance of shares				195,894,609
Class A Ordinary Shares [Member]
Goodwill, Net [Line Items]
Issuance of shares	20,000,000
Class A Ordinary Shares [Member] | Sellers of Carve Group [Member]
Goodwill, Net [Line Items]
Issuance of shares				195,894,609
Class A Ordinary Shares [Member] | Sellers of Carve Group [Member] | Carve Group Ltd [Member]
Goodwill, Net [Line Items]
Percentage of equity interest				100.00%
Class A Ordinary Shares [Member] | Sellers of Real Prospect [Member]
Goodwill, Net [Line Items]
Issuance of shares			98,002,174
Class A Ordinary Shares [Member] | Sellers of Real Prospect [Member] | Carve Group Ltd [Member]
Goodwill, Net [Line Items]
Percentage of equity interest			100.00%
Class A Ordinary Shares [Member] | Sellers of Times Good [Member]
Goodwill, Net [Line Items]
Issuance of shares		87,400,144
Class A Ordinary Shares [Member] | Sellers of Times Good [Member] | Carve Group Ltd [Member]
Goodwill, Net [Line Items]
Percentage of equity interest		100.00%